Revenue From Contracts With Customers - Summary of the Group's Right of Return Assets and Refund Liabilities from Contracts with Customers (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Groups Right Of Return Assets And Refund Liabilities From Contracts With Customers [Line Items]
Right of return assets (note 16)	₽ 231	₽ 125
Refund liabilities arising from right of return (note 22)	₽ (231)	₽ (124)